COMMITMENTS & CONTINGENCIES (Details)					3 Months Ended		12 Months Ended
	Nov. 11, 2022 USD ($)	Oct. 13, 2022 USD ($) $ / shares	Feb. 09, 2022 USD ($)	Jan. 11, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) item	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
COMMITMENTS & CONTINGENCIES
Cash underwriting discount rate					5.00%	5.00%	5.00%
Deferred offering costs noncurrent					$ 12,100,000	$ 12,100,000	$ 12,100,000
Maximum Number Of Demands For Registration Of Securities | item					3
Zoomcar Inc
COMMITMENTS & CONTINGENCIES
Aggregate investment amount		$ 10,000,000		$ 10,000,000
Cash		350,000,000		350,000,000
Maximum private debt and equity financing		$ 40,000,000		$ 40,000,000
Conversion ratio | $ / shares		$ 10.00		$ 10.00
Jett Capital
COMMITMENTS & CONTINGENCIES
Compensation of cash fee	$ 500,000		$ 500,000
Initial Public Offering
COMMITMENTS & CONTINGENCIES
Cash underwriting discount rate					2.00%	2.00%	2.00%
Underwriter cash discount					$ 4,000,000	$ 4,000,000	$ 4,000,000
Percentage of advisory fee					0.60%	0.60%	0.60%
Initial Public Offering | CCM
COMMITMENTS & CONTINGENCIES
Percentage of advisory fee					1.05%	1.05%	1.05%
Over-allotment option
COMMITMENTS & CONTINGENCIES
Cash underwriting discount rate					7.00%	7.00%	7.00%